INTANGIBLES, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortization of Intangible Assets	$ 1,231	$ 1,233
Impairment of Intangible Assets, Finite-lived	$ 0